Document and Entity Information (USD $)	12 Months Ended
	Jun. 29, 2011	Aug. 12, 2011	Dec. 29, 2010
Document and Entity Information
Document Type	10-K
Amendment Flag	false
Document Period End Date	Jun. 29, 2011
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Entity Registrant Name	BRINKER INTERNATIONAL INC
Entity Central Index Key	0000703351
Current Fiscal Year End Date	--06-29
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding		82,677,559
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	Yes
Entity Public Float			$ 1,737,188,902